Loans and Financing - Schedule of Debt Breakdown Per Index (Detail) R$ in Thousands	9 Months Ended
Sep. 30, 2018 BRL (R$)
Debt and Financial Instruments [Line Items]
Long term debt	R$ 16,136,455
Certificates of Deposit [Member]
Debt and Financial Instruments [Line Items]
Long term debt	3,646,941
Fixed Rate
Debt and Financial Instruments [Line Items]
Long term debt	R$ 8,648,386
TJLP
Debt and Financial Instruments [Line Items]
Debt Instrument, Interest Rate During Period	2.95%
Long term debt	R$ 3,549,345
TR
Debt and Financial Instruments [Line Items]
Debt Instrument, Interest Rate During Period	0.00%
Long term debt	R$ 12,412
Other
Debt and Financial Instruments [Line Items]
Debt Instrument, Interest Rate During Period	0.00%
Long term debt	R$ 279,371
Minimum | Certificates of Deposit [Member]
Debt and Financial Instruments [Line Items]
Debt Instrument, Interest Rate During Period	0.75%
Minimum | Fixed Rate
Debt and Financial Instruments [Line Items]
Debt Instrument, Interest Rate During Period	1.75%
Maximum | Certificates of Deposit [Member]
Debt and Financial Instruments [Line Items]
Debt Instrument, Interest Rate During Period	1.83%
Maximum | Fixed Rate
Debt and Financial Instruments [Line Items]
Debt Instrument, Interest Rate During Period	10.00%